Shareholders' Equity (Restricted Share Unit Activity) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Outstanding, beginning balance	1,173,433	1,653,434	1,151,121
Granted		154,600	527,500
Forfeited	(43,159)	(152,698)	(25,187)
Outstanding, ending balance	519,785	1,173,433	1,653,434
Restricted Stock Units (RSUs) [Member]
Outstanding, beginning balance	86,500
Granted	1,051,054
Forfeited	(2,700)
Outstanding, ending balance	1,134,854	86,500